Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Post-Employment Benefit Obligations (Tables)
Schedule of amounts recognized in consolidated statements of financial position
	December 31,	December 31,
	2024	2023

Present value of funded obligations	24,876	26,176
Fair value of plan assets	20,984	19,639
Deficit of funded plans	$3,892	$6,537

Schedule of movements in defined benefit obligations
	December 31,	December 31,
	2024	2023

Obligations, beginning of year	$26,176	$25,652
Current service costs	552	462
Interest costs	1,238	1,217
Benefits paid	(1,308)	(1,272)
Actuarial loss (gain)	(1,782)	117
Obligations, end of year	$24,876	$26,176

Schedule of fair value of plan assets
	December 31,	December 31,
	2024	2023

Assets, beginning of year	$19,639	$18,683
Return on assets	976	912
Actuarial gain	369	995
Employer contributions	1,308	321
Benefits paid	(1,308)	(1,272)
Assets, end of year	$20,984	$19,639

Schedule of amounts recognized in consolidated statements of loss and comprehensive loss
	December 31,	December 31,
	2024	2023

Current service costs, interest costs, and
return on assets included in cost of sales	$814	$767

Schedule of principal actuarial assumptions
	December 31,	December 31,
	2024	2023

Discount rate (expense)	4.75%	5.00%
Discount rate (year end disclosures)	5.50%	4.75%
Future salary increases (salaried plan only)	5.00%	5.00%